Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary of major class of indefinite-lived intangible asset
Pawn licenses	$ 8,836	$ 8,836
Trade name	4,870	4,870
Goodwill	173,206	117,305	100,719
Total	$ 186,912	$ 131,011